Business Combination (Tables)	12 Months Ended
Aug. 31, 2017
Business Combinations [Abstract]
Schedule of Total Consideration for Acquisition

The Group determined the total consideration for the acquisition of Time Education Group as follows:

RMB
Fair value of 7.41% interests of Education Group as of acquisition date (note 14)	150,000
Cash paid to the shareholders of Time Education Group by Yang’s Family	47,600
Cash paid to the shareholders of Time Education Group by the Group	7,000

Total amount	204,600
Attributable to cost of services provided by Mr. He as CEO	95,070
Total consideration for the acquisition	109,530

Schedule of Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	RMB	Amortization period
Cash	6,899
Other current assets	10,443
Property and equipment	7,434	3~5 years
Intangible assets
Trademarks and brand	24,186	10 years
Core curriculum	1,007	10 years
Goodwill	102,332
Other current liabilities	(36,473)
Deferred tax liabilities	(6,298)

Total consideration and value to be allocated to net assets	109,530

Schedule of Pro forma Information

Pro forma for the year ended August 31, 2015

RMB
Pro forma revenue	765,113
Pro forma loss from operations	(86,169)
Pro forma net loss attributable to the Group	(50,647)

Pro forma for the year ended August 31, 2016

RMB
Pro forma revenue	1,056,341
Pro forma income from operations	1,689
Pro forma net loss attributable to the Group	(40,835)